Summary of Significant Accounting Policies - Reconciliation of Numerator and Denominator of Basic Earnings Per Share with that of Diluted Earnings Per Share (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Distributed earnings allocated to common stock									$ 195,167	$ 194,052	$ 181,614
Undistributed earnings allocated to common stock									170,267	184,572	185,082
Net earnings allocated to common shareholders									$ 365,434	$ 378,624	$ 366,696
Average common shares outstanding	134,691,000	134,685,000	134,683,000	134,411,000	134,268,000	134,182,000	134,623,000	136,058,000	134,505,058	134,776,241	129,276,452
Dilutive effect of stock compensation									248,762	341,271	236,401
Average diluted shares outstanding	134,985,000	134,888,000	134,850,000	134,840,000	134,799,000	134,554,000	134,864,000	136,435,000	134,753,820	135,117,512	129,512,853
Earnings per basic common share	$ 0.59	$ 0.71	$ 0.68	$ 0.73	$ 0.74	$ 0.76	$ 0.71	$ 0.6	$ 2.72	$ 2.81	$ 2.84
Earnings per diluted common share	$ 0.59	$ 0.71	$ 0.68	$ 0.73	$ 0.74	$ 0.76	$ 0.71	$ 0.6	$ 2.71	$ 2.8	$ 2.83